Retirement Benefits - Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.50%	0.50%
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ (74,405)	¥ (73,146)
Percentage decrease in assumption	0.50%	0.50%
Increase/(decrease) in defined benefit obligations due to decrease in assumption	¥ 84,546	¥ 83,014
Average life expectancy at age 60 [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Year increase in assumption	1 year	1 year
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ 39,661	¥ 38,291